SCHEDULE OF COLLATERAL AND GUARANTEE BY RELATED PARTIES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Related Party Transaction [Line Items]
Aggregated Principal	$ 2,051,281	$ 2,051,281
Carrying Amount	$ 1,614,741	$ 1,488,642
Lam Shing Kwan Henry [Member] | Revolving Loans and Credit Card [Member]
Related Party Transaction [Line Items]
Related Parties	Guarantee by Mr. Lam and Mr. Ngan for revolving loans	Guarantee by Mr. Lam for revolving loans
Institution Name	Bank of Comm	Bank of Comm
Term	On demand	On demand
Aggregated Principal	$ 897,435	$ 897,435
Carrying Amount	$ 897,435	$ 897,435
Lam Shing Kwan Henry [Member] | Bank Overdraft [Member]
Related Party Transaction [Line Items]
Related Parties	Guarantee by Mr. Lam and all monies Second Legal Mortgage on a property owned by Mr. Lam for bank overdraft	Guarantee by Mr. Lam and all monies Second Legal Mortgage on a property owned by Mr. Lam for bank overdraft
Institution Name	Bank of Comm	Bank of Comm
Term	On demand	On demand
Aggregated Principal	$ 1,153,846	$ 1,153,846
Carrying Amount	$ 717,306	$ 591,207